Net Revenues - Schedule of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Contract Liabilities [Abstract]
Balance at the beginning of the year	¥ 26,346	$ 3,678	¥ 25,806
Cash payment received from the customers	40,716	5,684	44,490
Revenue and value-added tax recognized	(47,767)	(6,669)	(56,047)
Balance at the end of the year	¥ 19,295	$ 2,693	¥ 14,249